CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Non-cash changes on capital securities
Capital Securities	$ 4,165
Capital securities redeemed	(13)
Non-cash changes on capital securities
Capital securities issued	75
Fair value changes	42
Capital Securities	$ 4,269